Notes payable - Summary of Note Payable (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Notes payables	¥ 5,636	¥ 5,536